CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 3,006	$ 41	$ 6,816	$ (174)	$ (3,677)
Balance (in shares) at Dec. 31, 2011		4,042
Net Income (loss)	(1,052)				(1,052)
Cashless exercise of stock options/warrants	0
Cashless exercise of stock options/warrants (in shares)		4
Issuance of shares in acquisition	95	0	95
Issuance of shares in acquisition (in shares)		21
Stock-based compensation	179		179
Foreign currency translation adjustment	(25)			(25)
Balance at Dec. 31, 2012	2,203	41	7,090	(199)	(4,729)
Balance (in shares) at Dec. 31, 2012		4,067
Net Income (loss)	38				38
Stock-based compensation	247		247
Foreign currency translation adjustment	10			10
Balance at Dec. 31, 2013	$ 2,498	$ 41	$ 7,337	$ (189)	$ (4,691)
Balance (in shares) at Dec. 31, 2013		4,067